Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2025 CNY (¥)
Deposit insurance	$ 32,829,754	$ 34,907,145
Contract liabilities	822,108	1,180,684
Cash	32,994,542	$ 35,032,534
Deposit insurance limit	$ 250,000
One Customer
Percentage of total sales	34.00%	27.00%	26.00%
Percentage of accounts receivable balance	34.00%	34.00%		34.00%
Two Customer
Percentage of total sales	23.00%	25.00%	24.00%
Percentage of accounts receivable balance	30.00%	28.00%		30.00%
Three Customer
Percentage of total sales	20.00%	18.00%	24.00%
Percentage of accounts receivable balance	20.00%	20.00%		20.00%
One Suppliers
Percentage of total purchase	22.00%	44.00%	42.00%
Two Suppliers
Percentage of total purchase	15.00%	12.00%	18.00%
Three Suppliers
Percentage of total purchase	11.00%		10.00%
Represents the information pertaining to split-adjusted amount. | Warrant [Member]
Deposit insurance	$ 69,522	$ 158,129
Deposit | ¥				¥ 500,000
Impairment charge	$ 23,140,591
Suzhou E-Motor [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		30.00%